DISPOSITIONS (Details) - USD ($) shares in Millions, $ in Millions				3 Months Ended			6 Months Ended
	May 24, 2021	Mar. 01, 2021	Jan. 14, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net				$ 16		$ (4)	$ 1,823	$ 179
Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net					$ 41
Cold storage logistics business
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net								186
Consideration received								$ 255
GrafTech International Ltd.
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net	$ 5	$ 1,764	$ 239
Proportion of voting rights held in subsidiary		37.00%	48.00%
Proportion of ownership interest in subsidiary	8.00%	13.00%
Brookfield Business Partners L.P. and Institutional Investors | GrafTech International Ltd.
Disclosure of operating segments [line items]
Gain (loss) on acquisitions/dispositions, net		$ 609	$ 82
Number of shares in entity disposed	11.3	30.0	20.0
Proceeds from sale of subsidiary	$ 150	$ 350	$ 214